Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U.S. federal rate to the Company’s effective income tax rate is as follows (in thousands, except percentages):

	Year Ended December 31,
	2017		2016		2015
	Amount	Percent	Amount	Percent	Amount	Percent
Expected U.S. federal income taxes at statutory rate	$(57,511)	35.0%	$(32,589)	35.0%	$(12,873)	35.0%
Impact of 2017 Tax Cuts and Jobs Act	9,303	(5.7)%	—	—%	—	—%
Loss attributable to non-controlling interests	52,607	(32.0)%	—	—%	—	—%
Valuation allowance	(4,464)	2.7%	—	—%	—	—%
Non-deductible expenses	65	0.0%	—	—%	—	—%
Effect due to LLC flow-through structure	—	—%	32,589	(35.0)%	12,873	(35.0)%
Income tax expense	$—	—%	$—	—%	$—	—%

Schedule of Deferred Tax Assets
The components of the Company’s deferred tax assets are as follows (in thousands):

	Year Ended December 31,
	2017	2016
Deferred tax assets:
Investment in Carvana Group	$12,757	$—
Net operating loss carryforwards	3,855	—
Total gross deferred tax assets	16,612	—
Valuation allowance	(16,612)	—
Total deferred tax assets, net of valuation allowance	$—	$—